Core Deposit Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible Assets

NOTE 5 – CORE DEPOSIT INTANGIBLE ASSETS

Core Deposit Intangible

No additional core deposit intangible was recorded in 2015, 2014 or 2013. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $125 thousand, $130 thousand and $135 thousand in 2015, 2014 and 2013, respectively. The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2015	2014	2013

Gross carrying amount	$1,251	$1,251	$1,251

Accumulated amortization	(747)	(622)	(492)

Net carrying amount	$504	$629	$759

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2015 is as follows:

(Dollars in thousands)	Core Deposit Amortization

2016	$121

2017	116

2018	101

2019	63

2020	59

Thereafter	44

$504